LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS AND BORROWINGS
Assets to secure long-term loans and borrowings	¥ 16,106,030	¥ 5,791,388
Weighted average interest rates of long-term borrowings	5.44%	5.53%
Accounts receivable
LOANS AND BORROWINGS
Assets to secure long-term loans and borrowings	¥ 1,256,289	¥ 974,536
Other current assets
LOANS AND BORROWINGS
Assets to secure long-term loans and borrowings	97,049
Property and equipment, net
LOANS AND BORROWINGS
Assets to secure long-term loans and borrowings	11,103,541	2,629,904
Prepaid land use rights, net
LOANS AND BORROWINGS
Assets to secure long-term loans and borrowings	17,733	634,953
Operating lease ROU assets
LOANS AND BORROWINGS
Assets to secure long-term loans and borrowings	3,607,506	1,537,304
Other non-current assets
LOANS AND BORROWINGS
Assets to secure long-term loans and borrowings	23,912	14,691
VIEs | Borrowings guaranteed by GDS Holdings Limited
LOANS AND BORROWINGS
Secured long-term borrowings	885,854	1,060,250
VIEs | Accounts receivable
LOANS AND BORROWINGS
Assets pledged	66,503	70,945
VIEs | Property and equipment, net
LOANS AND BORROWINGS
Assets pledged	45,572	46,007
VIEs | Other non-current assets
LOANS AND BORROWINGS
Assets pledged	¥ 9,337	¥ 14,691